Operating segments and revenue from Contracts with Customers - Total non-current assets per geographical market (Details) - SEK (kr) kr in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas
Total non-current assets per geographical market	kr 533,577	kr 498,631
Sweden
Disclosure of geographical areas
Total non-current assets per geographical market	20,462	43,285
France
Disclosure of geographical areas
Total non-current assets per geographical market	3,013	354
Switzerland
Disclosure of geographical areas
Total non-current assets per geographical market	497,267	437,508
United States
Disclosure of geographical areas
Total non-current assets per geographical market	kr 12,835	kr 17,484